PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 97.4%
Arizona — 2.5%
State of Arizona Distribution Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	5,975,563
California — 1.9%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(a)	5,000,000	4,393,904
Hawaii — 92.3%
Hawaii County GO, Callable 09/01/33 at 100, 5.00%, 09/01/41	2,350,000	2,657,423
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	2,545,000	2,714,509
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,074,681
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,009,811
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 08/21/23 at 100, 3.75%, 01/01/31	3,120,000	3,121,211
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 08/21/23 at 100, 5.00%, 08/01/28	400,000	400,153
Hawaii State Airports System Revenue, OID, Series B, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	48,982
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,033,062
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/31	1,000,000	1,062,953
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	530,926
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,531,502
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,009,743
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 07/01/51	2,000,000	2,091,840
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/50	130,000	138,312
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 07/01/32	2,095,000	2,403,681
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/34	2,310,000	2,659,902
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/35	2,430,000	2,783,799

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 07/01/36	2,550,000	2,889,026
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/31	2,715,000	3,082,567
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	2,275,195
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,800,000	3,679,150
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,650,000	1,613,281
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	3,646,502
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	225,000	223,476
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	525,000	520,543
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	10,314,690
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,264,710
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	861,776
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	876,588
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	505,229
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,005,622
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	352,691
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	305,000
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	445,000

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	120,000
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	345,000
Hawaii State GO, Series EL, Refunding, 5.00%, 08/01/23	1,000,000	1,000,000
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,306,617
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	142,383
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	2,706,060
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,017,119
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	1,040,000	1,082,454
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,148,163
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,054,696
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	7,000,000	7,400,543
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,013,600
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,675,756
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,023,963
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,321,902
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	2,845,000	3,039,027
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,084,862
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/33	1,500,000	1,523,367
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	4,926,919
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	3,065,000	3,083,342
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/37	5,000,000	5,598,563
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/40	1,295,000	1,424,025
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	3,824,500
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	800,000	812,101
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/29	1,170,000	1,317,798
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/30	200,000	229,259

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	1,865,391
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	634,914
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/35	730,000	774,809
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	1,054,711
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,515,000	3,824,860
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/32 at 100, 5.00%, 07/01/48	4,290,000	4,721,098
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/33 at 100, 5.00%, 07/01/48	4,645,000	5,134,987
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,524,454
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	66,007
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	863,165
Honolulu City & County GO, OID, Series E, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	250,556
Honolulu City & County GO, Series A, Callable 08/31/23 at 100, 4.00%, 11/01/37	1,000,000	1,000,177
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,463,117
Honolulu City & County GO, Series A, Callable 09/01/28 at 100, 5.00%, 09/01/34	200,000	220,021
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,257,301
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,173,767
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,026,858
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,066,625
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,024,345
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/43	3,960,000	4,407,320

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 4.00%, 07/01/39	1,050,000	1,066,472
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	375,441
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	1,000,000	1,082,312
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,439,880
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	2,002,883
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 08/01/44	1,830,000	1,966,090
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,279,469
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 4.00%, 10/01/33	500,000	506,968
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,622,679
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,233,686
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,129,299
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,034,584
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	336,301
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,159,180
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	408,810
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	130,319
Honolulu City & County Wastewater System Revenue, Series A, 1st Bond Resolution, Callable 07/01/29 at 100, 4.00%, 07/01/38	800,000	811,482
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 07/01/51	5,000,000	5,562,908
Kauai County GO, 5.00%, 08/01/23	395,000	395,000
Kauai County GO, 5.00%, 08/01/27	250,000	270,477
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	268,323
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	306,881

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	42,390
Kauai County GO, Refunding, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	812,443
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	946,196
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/36	750,000	784,381
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/38	1,020,000	1,045,115
Maui County GO, Refunding, 5.00%, 03/01/28	1,175,000	1,288,179
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,185,798
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	501,699
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 03/01/32	415,000	472,191
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	194,113
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	5,614,407
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	166,265
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,031,908
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,056,944
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,048,595
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,212,243
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,131,681
		220,634,030
Texas — 0.7%
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM Insured)(a)	2,000,000	1,723,954
TOTAL MUNICIPAL BONDS (Cost $239,852,494)		232,727,451
	Shares
REGISTERED INVESTMENT COMPANY — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(b)	4,275,212	4,275,212
TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,275,212)		4,275,212

TOTAL INVESTMENTS - 99.2% (Cost $244,127,706)		237,002,663
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		1,964,052
NET ASSETS - 100.0%		$238,966,715

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at July 31, 2023.
Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
July 31, 2023
(Unaudited)
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 96.1%
Colorado — 2.9%
Regional Transportation District, Series A, Refunding, COP, Callable 08/31/23 at 100, 5.00%, 06/01/24	1,305,000	1,306,320
Florida — 0.3%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC Collateralized)	170,000	143,176
Hawaii — 91.2%
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 09/01/40	3,000,000	3,402,801
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	326,059
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	210,181
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	450,000	471,878
Hawaii County GO, Series B, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/27	525,000	551,058
Hawaii State Airports System Revenue, AMT, COP, 5.00%, 08/01/23	915,000	915,000
Hawaii State Airports System Revenue, AMT, COP, Callable 08/21/23 at 100, 5.00%, 08/01/27	300,000	300,117
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	910,000	978,124
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 07/01/28	1,640,000	1,780,382
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/24	2,455,000	2,490,581
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 07/01/28	500,000	544,703
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	493,617
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,110,000	3,011,094
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/25	20,000	19,886
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/26	25,000	24,799
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 01/01/30	250,000	248,307
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/24	100,000	101,377
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	400,000	411,954

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	568,434
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	1,000,000	1,031,469
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	25,000	25,261
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/27	100,000	107,024
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/29	55,000	58,313
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	295,000	295,000
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/25	1,155,000	1,155,000
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/30	80,000	80,000
Hawaii State GO, Series EH, Unrefunded portion, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	895,000
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/27	10,000	10,170
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/28	20,000	20,340
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/29	30,000	30,511
Hawaii State GO, Series ET, OID, Prerefunded 10/01/25 at 100, 3.25%, 10/01/32	25,000	25,106
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/23	100,000	100,259
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/30	30,000	32,799
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/26	500,000	519,023
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/28	120,000	128,128
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	1,022,693
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 07/01/29	400,000	447,974
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	501,365
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	563,974
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/27	1,000,000	1,079,856
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/28	880,000	970,937

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 07/01/31	50,000	57,410
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	152,323
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	305,000	309,724
Honolulu City & County GO, Series A, Refunding, 5.00%, 11/01/25	1,380,000	1,438,843
Honolulu City & County GO, Series B, 5.00%, 09/01/23	125,000	125,162
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 07/01/33	500,000	588,208
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	765,000	797,208
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,250,000	1,250,000
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	580,000	580,754
Honolulu City & County GO, Series E, Refunding, 5.00%, 03/01/29	200,000	223,177
Honolulu City & County GO, Series F, Refunding, 5.00%, 07/01/30	325,000	370,784
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 06/01/27, (HUD SECT 8 Insured)(a)	1,000,000	1,035,802
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	695,000	706,142
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 07/01/31	2,000,000	2,319,517
Honolulu City & County Wastewater System Revenue, Series B, Senior First Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/31	1,000,000	1,034,961
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	535,000	544,317
Maui County GO, 5.00%, 03/01/24	245,000	247,514
Maui County GO, 5.00%, 03/01/29	275,000	307,623
Maui County GO, Refunding, 5.00%, 09/01/23	1,010,000	1,011,354
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	102,881
Maui County GO, Refunding, 5.00%, 03/01/26	270,000	283,333
Maui County GO, Refunding, 5.00%, 03/01/28	80,000	87,706
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/30	620,000	651,842
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/23	565,000	565,461
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	300,000	302,300
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/01/32	450,000	473,656
		41,518,556

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
July 31, 2023
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Iowa — 0.8%
The University of Iowa Revenue, Utility System, Series S, Refunding, Callable 11/01/23 at 100, 2.50%, 11/01/24	375,000	374,105
Texas — 0.9%
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD Insured)	400,000	403,538
TOTAL MUNICIPAL BONDS (Cost $44,388,188)		43,745,695
	Shares
REGISTERED INVESTMENT COMPANY — 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(b)	1,054,356	1,054,356
TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,054,356)		1,054,356

TOTAL INVESTMENTS - 98.4% (Cost $45,442,544)		44,800,051
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		740,110
NET ASSETS - 100.0%		$45,540,161

(a)	Variable rate investments. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(b)	Rate disclosed is the 7-day yield at July 31, 2023.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2023
(Unaudited)
Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of July 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$232,727,451	$—	$232,727,451	$—
Registered Investment Company	4,275,212	4,275,212	—	—
Total Assets	$237,002,663	$4,275,212	$232,727,451	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$43,745,695	$—	$43,745,695	$—
Registered Investment Company	1,054,356	1,054,356	—	—
Total Assets	$44,800,051	$1,054,356	$43,745,695	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or  otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.